Share-based Compensation Stock Incentive Plans - Share-based Compensation Expense and Valuation Information (Details) - USD ($) $ in Millions		1 Months Ended	2 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Jul. 21, 2023	Jul. 21, 2023	Sep. 30, 2023	Sep. 30, 2022	Jul. 21, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Expense
Share-based compensation expense								$ 5.9	$ 5.2
ABP Sub Inc. 2019 Incentive Award Plan
Share-based Compensation Expense
Share-based compensation expense	$ 1.3							$ 5.9	$ 5.2
Assumptions
Expected volatility, minimum						39.00%	47.00%	0.47%	0.56%
Expected volatility, maximum						58.00%	61.00%	0.61%	0.60%
Risk-free interest rate, minimum						4.10%	1.87%	0.0187%	0.0079%
Risk-free interest rate, maximum						4.40%	3.92%	0.0392%	0.0133%
ABP Sub Inc. 2019 Incentive Award Plan | Minimum
Assumptions
Expected life (in years)						3 years	5 years 9 months	5 years 9 months	5 years 3 months 18 days
ABP Sub Inc. 2019 Incentive Award Plan | Maximum
Assumptions
Expected life (in years)						6 years 3 months	6 years 3 months	6 years 3 months	6 years 3 months
Selling, general and administrative expenses
Share-based Compensation Expense
Share-based compensation expense		$ 0.1	$ 2.4	$ 1.0	$ 2.3		$ 3.7	$ 4.6	$ 4.4
Selling, general and administrative expenses | ABP Sub Inc. 2019 Incentive Award Plan | Successor period, July 22, 2023, to September 30, 2023
Share-based Compensation Expense
Share-based compensation expense			0.2
Research and development expenses
Share-based Compensation Expense
Share-based compensation expense		$ 0.1	$ 0.3	$ 0.1	$ 0.4		$ 0.6	$ 1.3	$ 0.8